Loans, Impaired Loans, and Allowance for Credit Losses (Details Narrative) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale	$ 59	$ 51
Collateral held against impaired loans	77.00%	78.00%
Modified Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	$ 389	$ 296
Gross carrying amount	$ 144	$ 686